Distributions (Details) - USD ($) $ / shares in Units, $ in Thousands	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Total [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Distribution per Share at Payment Date	$ 1.07000	$ 1.56000
Distribution Amount	$ 27,388	$ 39,927
March 20, 2023 [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Record Date	March 20
Payment Date	March 21
Distribution per Share at Record Date	$ 0.68000
Distribution per Share at Payment Date	$ 0.68000
Distribution Amount	$ 17,404
June 20, 2023 [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Record Date	June 20
Payment Date	June 22
Distribution per Share at Record Date	$ 0.39000
Distribution per Share at Payment Date	$ 0.39000
Distribution Amount	$ 9,984
February 1, 2022 [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Record Date		February 1
Payment Date		February 3
Distribution per Share at Record Date		$ 0.78000
Distribution per Share at Payment Date		$ 0.78000
Distribution Amount		$ 19,964
May 18, 2022 [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Record Date		May 18
Payment Date		May 20
Distribution per Share at Record Date		$ 0.78000
Distribution per Share at Payment Date		$ 0.78000
Distribution Amount		$ 19,963